UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     August 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $878,983,031

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    COM              004397105 10644481  1328899 SH       SOLE                  1328899        0        0
ACORDA THERAPEUTICS INC        COM              00484M106 66666031  2063325 SH       SOLE                  2063325        0        0
AGENUS INC                     COM              00847G101  2825073  3621888 SH       SOLE                  3621888        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 40147536   853658 SH       SOLE                   853658        0        0
AMAG PHARMACEUTICALS INC       COM              00163U106  2199600   117000 SH       SOLE                   117000        0        0
BIOGEN IDEC INC                COM              09062X103  1366545    12781 SH       SOLE                    12781        0        0
CROSS CTRY HEALTHCARE INC      COM              227483104  1596000   210000 SH       SOLE                   210000        0        0
DEXCOM INC                     COM              252131107 13287330   917000 SH       SOLE                   917000        0        0
ELAN PLC                       ADR              284131208 90581891  7966745 SH       SOLE                  7966745        0        0
EXELIXIS INC                   COM              30161Q104  1344000   150000 SH       SOLE                   150000        0        0
FOREST LABS INC                COM              345838106 14949200   380000 SH       SOLE                   380000        0        0
GILEAD SCIENCES INC            COM              375558103 20705000   500000 SH       SOLE                   500000        0        0
GTX INC DEL                    COM              40052B108 16946896  3537974 SH       SOLE                  3537974        0        0
HANSEN MEDICAL INC             COM              411307101  5414057  1587700 SH       SOLE                  1587700        0        0
HCA HOLDINGS INC               COM              40412C101 21169500   641500 SH       SOLE                   641500        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 20496402  1901336 SH       SOLE                  1901336        0        0
HEALTH NET INC                 COM              42222G108 15695219   489100 SH       SOLE                   489100        0        0
KINDRED HEALTHCARE INC         COM              494580103 27684942  1289471 SH       SOLE                  1289471        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   276000   200000 SH       SOLE                   200000        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109 14953923   382649 SH       SOLE                   382649        0        0
MAKO SURGICAL CORP             COM              560879108 32825577  1104123 SH       SOLE                  1104123        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 18920410  1184747 SH       SOLE                  1184747        0        0
MASIMO CORP                    COM              574795100 24840676   836950 SH       SOLE                   836950        0        0
METABOLIX INC                  COM              591018809  5516400   772605 SH       SOLE                   772605        0        0
NXSTAGE MEDICAL INC            COM              67072V103 18944701   909928 SH       SOLE                   909928        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 48180864  1364897 SH       SOLE                  1364897        0        0
OPKO HEALTH INC                COM              68375N103 19976863  5413784 SH       SOLE                  5413784        0        0
PACIFIC BIOSCIENCES CALIF IN   COM              69404d108  5779800   494000 SH       SOLE                   494000        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106  2390940   333000 SH       SOLE                   333000        0        0
QUIDEL CORP                    COM              74838J101 46732100  3084627 SH       SOLE                  3084627        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107 11375054  1202437 SH       SOLE                  1202437        0        0
TENET HEALTHCARE CORP          COM              88033G100 97562313 15634986 SH       SOLE                 15634986        0        0
THORATEC CORP                  COM NEW          885175307 94850063  2890008 SH       SOLE                  2890008        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  6858966  2219730 SH       SOLE                  2219730        0        0
VANGUARD HEALTH SYSTEMS INC                     922036207  2231671   129975 SH       SOLE                   129975        0        0
WEBMD HEALTH CORP              COM              94770V102 53047007  1163822 SH       SOLE                  1163822        0        0